Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 13.5%
Accelerated LLC
Series 2021-1H, Class A,
1.35%, 10/20/2040 (A)	$ 1,429,412	$ 1,311,586
Series 2021-1H, Class B,
1.90%, 10/20/2040 (A)	5,015,405	4,606,542
Series 2021-1H, Class C,
2.35%, 10/20/2040 (A)	2,272,206	2,081,402
ACM Auto Trust
Series 2023-1A, Class A,
6.61%, 01/22/2030 (A)	1,168,799	1,169,232
Series 2023-2A, Class A,
7.97%, 06/20/2030 (A)	5,869,165	5,916,069
Series 2024-1A, Class A,
7.71%, 01/21/2031 (A)	6,250,000	6,269,531
American Express Credit Account Master Trust
Series 2022-3, Class A,
3.75%, 08/15/2027	12,925,000	12,731,307
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class D,
2.13%, 03/18/2026	1,360,000	1,323,495
Anchorage Capital CLO 11 Ltd.
Series 2019-11A, Class AR,
3-Month Term SOFR + 1.40%,
6.72% (B), 07/22/2032 (A)	12,300,000	12,300,849
Anchorage Capital CLO 9 Ltd.
Series 2016-9A, Class AR2,
3-Month Term SOFR + 1.40%,
6.72% (B), 07/15/2032 (A)	10,000,000	10,000,880
Apidos CLO XXXI Ltd.
Series 2019-31A, Class BR,
3-Month Term SOFR + 1.81%, 7.13% (B), 04/15/2031 (A)	12,500,000	12,482,137
Aqua Finance Trust
Series 2021-A, Class A,
1.54%, 07/17/2046 (A)	4,838,660	4,340,413
Avis Budget Rental Car Funding AESOP LLC
Series 2018-2A, Class A,
4.00%, 03/20/2025 (A)	1,013,333	1,011,821
Series 2019-2A, Class A,
3.35%, 09/22/2025 (A)	11,470,000	11,359,621
Series 2020-1A, Class B,
2.68%, 08/20/2026 (A)	520,000	497,991
Series 2023-7A, Class A,
5.90%, 08/21/2028 (A)	8,715,000	8,931,396
BHG Securitization Trust
Series 2022-C, Class A,
5.32%, 10/17/2035 (A)	5,474,301	5,444,910
BXG Receivables Note Trust
Series 2017-A, Class A,
2.95%, 10/04/2032 (A)	1,404,118	1,379,687
Series 2020-A, Class A,
1.55%, 02/28/2036 (A)	4,072,003	3,736,625
Series 2023-A, Class A,
5.77%, 11/15/2038 (A)	7,437,711	7,481,560
CarMax Auto Owner Trust
Series 2020-1, Class A4,
2.03%, 06/16/2025	9,995,394	9,957,368

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Chase Issuance Trust
Series 2023-A1, Class A,
5.16%, 09/15/2028	$ 7,600,000	$ 7,719,840
Citibank Credit Card Issuance Trust
Series 2023-A1, Class A1,
5.23%, 12/08/2027	8,540,000	8,622,612
CWABS Asset-Backed Certificates Trust
Series 2006-17, Class 2A2,
1-Month Term SOFR + 0.41%, 5.75% (B), 03/25/2047	2,338,778	2,273,820
Diamond Resorts Owner Trust
Series 2021-1A, Class B,
2.05%, 11/21/2033 (A)	1,208,084	1,145,174
Series 2021-1A, Class C,
2.70%, 11/21/2033 (A)	1,127,545	1,077,802
Discover Card Execution Note Trust
Series 2022-A2, Class A,
3.32%, 05/15/2027	22,225,000	21,798,922
Evergreen Credit Card Trust
Series 2022-CRT1, Class B,
5.61%, 07/15/2026 (A)	625,000	622,090
First National Master Note Trust
Series 2023-1, Class A,
5.13%, 04/15/2029	10,538,000	10,580,830
Series 2023-2, Class A,
5.77%, 09/15/2029	10,000,000	10,229,536
Ford Credit Auto Owner Trust
Series 2020-1, Class C,
2.54%, 08/15/2031 (A)	1,135,000	1,095,449
Series 2022-A, Class C,
2.14%, 07/15/2029	1,625,000	1,530,812
Hertz Vehicle Financing III LLC
Series 2022-1A, Class A,
1.99%, 06/25/2026 (A)	15,000,000	14,424,585
Series 2023-3A, Class A,
5.94%, 02/25/2028 (A)	7,025,000	7,160,586
Hilton Grand Vacations Trust
Series 2018-AA, Class A,
3.54%, 02/25/2032 (A)	593,626	578,785
Series 2019-AA, Class A,
2.34%, 07/25/2033 (A)	2,183,294	2,081,562
Series 2020-AA, Class A,
2.74%, 02/25/2039 (A)	2,023,084	1,918,770
Series 2022-2A, Class A,
4.30%, 01/25/2037 (A)	5,379,743	5,249,025
Series 2023-1A, Class A,
5.72%, 01/25/2038 (A)	5,895,584	5,988,543
Honda Auto Receivables Owner Trust
Series 2022-2, Class A2,
3.81%, 03/18/2025	1,574,546	1,570,112
HPEFS Equipment Trust
Series 2022-1A, Class C,
1.96%, 05/21/2029 (A)	1,100,000	1,068,943
Hyundai Auto Receivables Trust
Series 2021-A, Class C,
1.33%, 11/15/2027	1,350,000	1,271,056
Series 2021-B, Class A3,
0.38%, 01/15/2026	8,947,329	8,780,605
MVW LLC
Series 2019-2A, Class A,
2.22%, 10/20/2038 (A)	348,717	331,740
Series 2019-2A, Class B,
2.44%, 10/20/2038 (A)	1,835,352	1,733,112
Series 2020-1A, Class A,
1.74%, 10/20/2037 (A)	2,110,793	1,978,673
Series 2021-1WA, Class B,
1.44%, 01/22/2041 (A)	3,210,050	2,959,891

Transamerica Funds	Page 1

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
MVW LLC (continued)
Series 2023-2A, Class A,
6.18%, 11/20/2040 (A)	$ 13,251,797	$ 13,567,071
MVW Owner Trust
Series 2019-1A, Class A,
2.89%, 11/20/2036 (A)	2,130,340	2,056,494
Series 2023-1A, Class A,
4.93%, 10/20/2040 (A)	8,527,566	8,474,817
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (A)	869,100	848,132
Series 2018-A, Class C,
3.74%, 11/08/2030 (A)	796,063	775,704
Series 2019-A, Class C,
3.61%, 04/09/2038 (A)	1,765,786	1,708,065
PennantPark CLO III Ltd.
Series 2021-3A, Class A1,
3-Month Term SOFR + 1.88%, 7.20% (B), 10/22/2032 (A)	15,000,000	14,988,270
PFS Financing Corp.
Series 2021-A, Class A,
0.71%, 04/15/2026 (A)	900,000	890,795
Santander Drive Auto Receivables Trust
Series 2020-2, Class D,
2.22%, 09/15/2026	3,256,670	3,222,994
Series 2021-1, Class D,
1.13%, 11/16/2026	6,349,347	6,201,965
Series 2021-2, Class D,
1.35%, 07/15/2027	6,900,000	6,672,500
Series 2023-5, Class A2,
6.31%, 07/15/2027	8,395,385	8,439,665
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A,
1.33%, 07/20/2037 (A)	1,522,034	1,455,900
Series 2020-2A, Class C,
3.51%, 07/20/2037 (A)	1,331,780	1,291,434
Series 2021-1A, Class B,
1.34%, 11/20/2037 (A)	3,079,779	2,910,847
Series 2022-3A, Class A,
5.83%, 07/20/2039 (A)	7,281,187	7,341,942
Series 2023-1A, Class A,
5.20%, 01/20/2040 (A)	9,743,206	9,772,507
Series 2023-2A, Class A,
5.80%, 04/20/2040 (A)	4,284,359	4,352,045
Series 2023-3A, Class A,
6.10%, 09/20/2040 (A)	12,805,952	13,109,951
Toyota Auto Loan Extended Note Trust
Series 2020-1A, Class A,
1.35%, 05/25/2033 (A)	9,600,000	9,149,658
Toyota Auto Receivables Owner Trust
Series 2022-C, Class A2A,
3.83%, 08/15/2025	4,082,983	4,067,973
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2,
1.08%, 01/15/2025 (A)	7,270,000	7,026,688
Verizon Master Trust
Series 2021-1, Class C,
0.89%, 05/20/2027	950,000	934,824
VSE VOI Mortgage LLC
Series 2017-A, Class A,
2.33%, 03/20/2035 (A)	3,004,561	2,997,219
Wellfleet CLO Ltd.
Series 2015-1A, Class BR4,
3-Month Term SOFR + 1.81%, 7.13% (B), 07/20/2029 (A)	10,000,000	9,966,550

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Wellfleet CLO Ltd. (continued)
Series 2016-1A, Class BR,
3-Month Term SOFR + 1.76%, 7.08% (B), 04/20/2028 (A)	$ 6,136,166	$ 6,126,655
Series 2017-2A, Class A2R,
3-Month Term SOFR + 1.88%, 7.20% (B), 10/20/2029 (A)	15,000,000	14,997,450
World Omni Select Auto Trust
Series 2021-A, Class C,
1.09%, 11/15/2027	1,515,000	1,415,507

Total Asset-Backed Securities (Cost $412,536,816)		412,890,919

CORPORATE DEBT SECURITIES - 72.5%
Aerospace & Defense - 2.6%
Boeing Co.
1.43%, 02/04/2024	6,940,000	6,937,370
2.20%, 02/04/2026	12,458,000	11,730,699
2.25%, 06/15/2026	13,391,000	12,528,182
HEICO Corp.
5.25%, 08/01/2028	14,873,000	15,137,343
L3Harris Technologies, Inc.
3.85%, 12/15/2026	11,440,000	11,193,606
RTX Corp.
5.00%, 02/27/2026	14,569,000	14,639,423
5.75%, 11/08/2026	6,927,000	7,105,455

		79,272,078

Automobiles - 3.3%
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	7,233,000	6,941,529
6.95%, 03/06/2026	11,000,000	11,251,758
General Motors Financial Co., Inc.
6.05%, 10/10/2025	19,847,000	20,135,744
Hyundai Capital America
5.95%, 09/21/2026 (A)	14,623,000	14,909,080
Nissan Motor Acceptance Co. LLC
1.13%, 09/16/2024 (A)	12,140,000	11,781,257
Stellantis Finance US, Inc.
5.63%, 01/12/2028 (A) (C)	15,076,000	15,659,239
Volkswagen Group of America Finance LLC
3.95%, 06/06/2025 (A)	20,000,000	19,651,474

		100,330,081

Banks - 21.5%
Banco Santander SA
Fixed until 03/24/2027, 4.18% (B), 03/24/2028	7,000,000	6,740,180
5.15%, 08/18/2025	15,000,000	14,931,828
Bank of America Corp.
Fixed until 06/19/2025, 1.32% (B), 06/19/2026	20,688,000	19,575,532
Fixed until 03/11/2026, 1.66% (B), 03/11/2027	27,653,000	25,734,431
Fixed until 02/13/2025, 2.02% (B), 02/13/2026 (C)	2,485,000	2,396,548
Bank of Montreal
2.65%, 03/08/2027	1,220,000	1,149,877
Banque Federative du Credit Mutuel SA
4.94%, 01/26/2026 (A)	20,000,000	19,958,452
Barclays PLC
Fixed until 11/02/2025, 7.33% (B), 11/02/2026	25,592,000	26,422,618
BNP Paribas SA
Fixed until 06/09/2025, 2.22% (B), 06/09/2026 (A)	13,388,000	12,827,523

Transamerica Funds	Page 2

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
BPCE SA
5.15%, 07/21/2024 (A)	$ 15,364,000	$ 15,281,352
CaixaBank SA
Fixed until 01/18/2028, 6.21% (B), 01/18/2029 (A)	24,800,000	25,477,490
Canadian Imperial Bank of Commerce
5.93%, 10/02/2026	8,912,000	9,154,218
Citigroup, Inc.
Fixed until 06/09/2026, 1.46% (B), 06/09/2027	27,000,000	24,811,602
Credit Agricole SA
4.38%, 03/17/2025 (A)	7,474,000	7,362,383
Credit Suisse AG
4.75%, 08/09/2024	10,000,000	9,948,243
3-Month SOFR Index + 0.39%, 5.75% (B), 02/02/2024	16,749,000	16,749,000
Danske Bank AS
Fixed until 09/10/2024, 0.98% (B), 09/10/2025 (A)	8,929,000	8,670,529
Deutsche Bank AG
Fixed until 07/14/2025, 6.12% (B), 07/14/2026	2,512,000	2,530,029
DNB Bank ASA
Fixed until 03/28/2024, 2.97% (B), 03/28/2025 (A)	1,140,000	1,135,377
Fifth Third Bancorp
Fixed until 07/27/2028, 6.34% (B), 07/27/2029	1,918,000	1,995,628
First-Citizens Bank & Trust Co.
Fixed until 09/27/2024, 2.97% (B), 09/27/2025	5,623,000	5,517,685
Goldman Sachs Group, Inc.
Fixed until 03/09/2026, 1.43% (B), 03/09/2027	14,957,000	13,840,542
Fixed until 02/24/2027, 2.64% (B), 02/24/2028	3,000,000	2,795,215
Fixed until 08/10/2025, 5.80% (B), 08/10/2026	5,737,000	5,790,701
HSBC Holdings PLC
Fixed until 03/10/2025, 3.00% (B), 03/10/2026	1,320,000	1,283,367
Fixed until 08/14/2026, 5.89% (B), 08/14/2027	10,000,000	10,141,551
Fixed until 11/03/2025, 7.34% (B), 11/03/2026	10,358,000	10,750,530
HSBC USA, Inc.
5.63%, 03/17/2025	10,000,000	10,062,331
ING Groep NV
Fixed until 09/11/2026, 6.08% (B), 09/11/2027	19,800,000	20,204,673
Intesa Sanpaolo SpA
3.25%, 09/23/2024 (A)	14,929,000	14,696,646
7.00%, 11/21/2025 (A)	3,738,000	3,828,202
JPMorgan Chase & Co.
Fixed until 06/23/2024, 0.97% (B), 06/23/2025	1,260,000	1,236,046
Fixed until 09/22/2026, 1.47% (B), 09/22/2027	1,170,000	1,067,533
Fixed until 04/22/2025, 2.08% (B), 04/22/2026	16,588,000	15,951,388
Fixed until 02/24/2027, 2.95% (B), 02/24/2028	20,731,000	19,557,163
7.75%, 07/15/2025	5,982,000	6,210,790

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Lloyds Banking Group PLC
4.50%, 11/04/2024	$ 8,718,000	$ 8,620,098
Fixed until 08/07/2026, 5.99% (B), 08/07/2027	10,000,000	10,146,988
Macquarie Group Ltd.
Fixed until 01/12/2026, 1.34% (B), 01/12/2027 (A)	12,137,000	11,203,922
Morgan Stanley
Fixed until 02/18/2025, 2.63% (B), 02/18/2026	1,500,000	1,457,747
Fixed until 07/22/2024, 2.72% (B), 07/22/2025	4,043,000	3,987,145
Fixed until 04/17/2024, 3.62% (B), 04/17/2025	13,958,000	13,897,903
Fixed until 07/17/2025, 4.68% (B), 07/17/2026	20,000,000	19,865,732
Fixed until 10/16/2025, 6.14% (B), 10/16/2026	10,432,000	10,629,840
NatWest Group PLC
Fixed until 03/22/2024, 4.27% (B), 03/22/2025	1,250,000	1,246,972
Fixed until 11/10/2025, 7.47% (B), 11/10/2026	10,930,000	11,324,877
PNC Bank NA
2.50%, 08/27/2024	1,770,000	1,743,023
3.88%, 04/10/2025	11,750,000	11,551,625
PNC Financial Services Group, Inc.
Fixed until 01/21/2027, 5.30% (B), 01/21/2028	4,796,000	4,837,311
Santander UK Group Holdings PLC
Fixed until 11/21/2025, 6.83% (B), 11/21/2026	10,000,000	10,213,715
Standard Chartered PLC
Fixed until 11/23/2024, 1.82% (B), 11/23/2025 (A)	5,500,000	5,321,594
State Street Corp.
Fixed until 01/26/2025, 4.86% (B), 01/26/2026	19,881,000	19,793,973
Sumitomo Mitsui Financial Group, Inc.
3-Month SOFR + 0.88%, 6.23% (B), 01/14/2027	1,445,000	1,442,331
Swedbank AB
5.34%, 09/20/2027 (A)	21,078,000	21,235,437
Truist Financial Corp.
Fixed until 06/08/2026, 6.05% (B), 06/08/2027	20,826,000	21,214,858
UBS Group AG
Fixed until 05/12/2025, 4.49% (B), 05/12/2026 (A)	6,800,000	6,708,458
UniCredit SpA
Fixed until 09/22/2025, 2.57% (B), 09/22/2026 (A)	7,212,000	6,831,822
US Bancorp
Fixed until 10/21/2025, 5.73% (B), 10/21/2026	19,865,000	20,061,013
Wells Fargo & Co.
Fixed until 04/30/2025, 2.19% (B), 04/30/2026	1,470,000	1,414,145
Fixed until 10/30/2024, 2.41% (B), 10/30/2025	32,619,000	31,861,581
Fixed until 03/24/2027, 3.53% (B), 03/24/2028	5,989,000	5,737,847

		658,137,160

Transamerica Funds	Page 3

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.7%
Keurig Dr. Pepper, Inc.
4.42%, 05/25/2025	$ 21,739,000	$ 21,559,007

Biotechnology - 0.6%
Amgen, Inc.
5.15%, 03/02/2028	18,644,000	18,971,979

Building Products - 1.0%
Carrier Global Corp.
5.80%, 11/30/2025 (A)	9,896,000	10,037,950
Owens Corning
4.20%, 12/01/2024	21,046,000	20,822,257

		30,860,207

Capital Markets - 1.6%
Ameriprise Financial, Inc.
3.00%, 04/02/2025	1,579,000	1,543,317
Charles Schwab Corp.
1.15%, 05/13/2026	5,952,000	5,476,929
Fixed until 05/19/2028, 5.64% (B), 05/19/2029	9,919,000	10,143,336
5.88%, 08/24/2026	10,896,000	11,155,496
3-Month SOFR Index + 1.05%, 6.41% (B), 03/03/2027	450,000	446,758
Nomura Holdings, Inc.
5.10%, 07/03/2025	21,582,000	21,495,908

		50,261,744

Chemicals - 1.6%
Celanese US Holdings LLC
6.35%, 11/15/2028	12,383,000	12,894,468
EIDP, Inc.
4.50%, 05/15/2026	18,343,000	18,293,495
FMC Corp.
5.15%, 05/18/2026	9,753,000	9,756,875
LYB International Finance III LLC
1.25%, 10/01/2025	3,968,000	3,722,844
Westlake Corp.
0.88%, 08/15/2024	3,953,000	3,854,811

		48,522,493

Commercial Services & Supplies - 2.5%
Ashtead Capital, Inc.
1.50%, 08/12/2026 (A)	7,199,000	6,565,549
Avery Dennison Corp.
0.85%, 08/15/2024	12,139,000	11,829,060
Element Fleet Management Corp.
1.60%, 04/06/2024 (A)	12,043,000	11,945,304
3.85%, 06/15/2025 (A)	7,068,000	6,901,688
6.27%, 06/26/2026 (A)	14,091,000	14,343,145
GXO Logistics, Inc.
1.65%, 07/15/2026	26,130,000	23,763,333

		75,348,079

Construction Materials - 0.3%
CRH America, Inc.
3.88%, 05/18/2025 (A)	8,117,000	7,964,657

Consumer Finance - 1.3%
American Express Co.
Fixed until 07/28/2026, 5.39% (B), 07/28/2027	18,084,000	18,277,885

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
American Express Co. (continued)
3-Month SOFR Index + 0.65%, 6.01% (B), 11/04/2026	$ 1,210,000	$ 1,200,748
Capital One Financial Corp.
Fixed until 05/09/2024, 4.17% (B), 05/09/2025	20,936,000	20,844,618

		40,323,251

Consumer Staples Distribution & Retail - 0.0% (D)
7-Eleven, Inc.
0.80%, 02/10/2024 (A)	1,225,000	1,222,928

Containers & Packaging - 0.8%
Berry Global, Inc.
0.95%, 02/15/2024	4,469,000	4,459,360
1.57%, 01/15/2026	4,046,000	3,776,708
4.88%, 07/15/2026 (A)	8,091,000	7,958,436
Sonoco Products Co.
1.80%, 02/01/2025	8,699,000	8,407,262

		24,601,766

Distributors - 0.5%
LKQ Corp.
5.75%, 06/15/2028	14,631,000	14,925,728

Diversified Consumer Services - 0.3%
Nationwide Building Society
3-Month SOFR + 1.29%, 6.65% (B), 02/16/2028 (A)	10,054,000	9,908,141

Diversified REITs - 1.1%
American Tower Corp.
2.40%, 03/15/2025	965,000	935,132
GLP Capital LP/GLP Financing II, Inc.
3.35%, 09/01/2024	3,636,000	3,571,658
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (A)	11,215,000	10,465,775
Weyerhaeuser Co.
4.75%, 05/15/2026	17,854,000	17,761,311

		32,733,876

Diversified Telecommunication Services - 0.6%
AT&T, Inc.
3-Month Term SOFR + 1.44%, 6.81% (B), 06/12/2024	1,770,000	1,775,200
NTT Finance Corp.
0.58%, 03/01/2024 (A)	460,000	458,045
1.16%, 04/03/2026 (A)	1,075,000	996,002
Verizon Communications, Inc.
4.13%, 03/16/2027	15,722,000	15,456,323

		18,685,570

Electric Utilities - 5.7%
Black Hills Corp.
1.04%, 08/23/2024	7,262,000	7,077,225
Constellation Energy Generation LLC
3.25%, 06/01/2025	1,000,000	973,296
DTE Energy Co.
1.05%, 06/01/2025	1,425,000	1,349,135
2.53% (E), 10/01/2024	8,174,000	8,010,073
Duke Energy Corp.
5.00%, 12/08/2025	21,481,000	21,525,284
Edison International
4.95%, 04/15/2025	1,526,000	1,515,273
5.75%, 06/15/2027	17,373,000	17,758,565

Transamerica Funds	Page 4

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Enel Finance International NV
2.65%, 09/10/2024 (A)	$ 14,611,000	$ 14,346,315
Entergy Louisiana LLC
0.95%, 10/01/2024	15,767,000	15,340,460
Evergy, Inc.
2.45%, 09/15/2024	9,388,000	9,211,614
Eversource Energy
4.20%, 06/27/2024	10,481,000	10,419,027
5.00%, 01/01/2027	9,892,000	9,908,818
NextEra Energy Capital Holdings, Inc.
4.26%, 09/01/2024	10,428,000	10,348,990
4.90%, 02/28/2028	10,919,000	10,965,875
Southern Co.
4.85%, 06/15/2028	14,878,000	14,961,624
WEC Energy Group, Inc.
4.75%, 01/09/2026	22,094,000	22,041,438

		175,753,012

Electronic Equipment, Instruments & Components - 0.9%
Arrow Electronics, Inc.
6.13%, 03/01/2026	14,285,000	14,291,182
Keysight Technologies, Inc.
4.60%, 04/06/2027	11,903,000	11,834,799

		26,125,981

Financial Services - 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/2024	3,416,000	3,318,525
6.45%, 04/15/2027 (A)	8,703,000	9,003,473
Ally Financial, Inc.
5.75%, 11/20/2025	7,384,000	7,404,109
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	1,813,000	1,692,250
5.50%, 12/15/2024 (A)	8,793,000	8,766,158
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (A)	4,963,000	4,613,940
4.25%, 04/15/2026 (A)	4,964,000	4,800,859
6.38%, 05/04/2028 (A)	8,147,000	8,326,325

		47,925,639

Food Products - 1.2%
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	2,917,000	2,770,932
Cargill, Inc.
4.88%, 10/10/2025 (A)	14,928,000	14,987,032
General Mills, Inc.
4.70%, 01/30/2027	6,924,000	6,930,078
J M Smucker Co.
5.90%, 11/15/2028	10,960,000	11,456,796
Mondelez International, Inc.
2.13%, 03/17/2024	1,120,000	1,114,871

		37,259,709

Gas Utilities - 0.5%
National Fuel Gas Co.
5.50%, 10/01/2026	13,890,000	14,006,576

Ground Transportation - 0.0% (D)
Norfolk Southern Corp.
5.59%, 05/17/2025	1,432,000	1,442,389

Health Care Equipment & Supplies - 0.5%
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025	14,900,000	15,035,528

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services - 0.7%
Cigna Group
3.50%, 06/15/2024	$ 250,000	$ 248,103
HCA, Inc.
5.00%, 03/15/2024	12,128,000	12,116,110
Laboratory Corp. of America Holdings
2.30%, 12/01/2024	8,084,000	7,887,223

		20,251,436

Health Care REITs - 0.3%
Ventas Realty LP
3.25%, 10/15/2026	8,903,000	8,451,171
3.85%, 04/01/2027	750,000	722,389

		9,173,560

Hotels, Restaurants & Leisure - 1.3%
Hyatt Hotels Corp.
1.80%, 10/01/2024	12,708,000	12,387,847
5.75%, 01/30/2027	9,902,000	10,125,861
Warnermedia Holdings, Inc.
3.64%, 03/15/2025	17,451,000	17,116,537

		39,630,245

Industrial Conglomerates - 0.6%
Veralto Corp.
5.50%, 09/18/2026 (A)	19,497,000	19,772,546

Insurance - 3.0%
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/2025	14,369,000	14,030,467
Brown & Brown, Inc.
4.20%, 09/15/2024	9,820,000	9,740,173
Corebridge Financial, Inc.
3.50%, 04/04/2025	21,248,000	20,789,277
GA Global Funding Trust
0.80%, 09/13/2024 (A)	18,547,000	17,965,780
Met Tower Global Funding
3.70%, 06/13/2025 (A)	21,000,000	20,634,023
Security Benefit Global Funding
1.25%, 05/17/2024 (A)	8,092,000	7,983,349

		91,143,069

IT Services - 0.2%
DXC Technology Co.
1.80%, 09/15/2026	5,398,000	4,941,079

Leisure Products - 0.4%
Brunswick Corp.
0.85%, 08/18/2024	12,062,000	11,750,562

Machinery - 0.7%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	8,926,000	7,867,855
Regal Rexnord Corp.
6.05%, 02/15/2026 (A)	14,898,000	15,056,764

		22,924,619

Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/2025	13,356,000	13,237,426

Metals & Mining - 0.8%
ArcelorMittal SA
6.55%, 11/29/2027	12,899,000	13,517,014

Transamerica Funds	Page 5

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Constellium SE
5.88%, 02/15/2026 (A) (C)	$ 7,830,000	$ 7,772,841
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	4,114,000	4,076,768

		25,366,623

Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc.
3.75%, 12/31/2024 (A)	3,490,000	3,409,678

Oil, Gas & Consumable Fuels - 5.0%
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	14,433,000	14,500,400
DCP Midstream Operating LP
5.38%, 07/15/2025	16,350,000	16,370,372
Enbridge, Inc.
5.90%, 11/15/2026	15,154,000	15,573,094
Energy Transfer LP
4.75%, 01/15/2026	1,565,000	1,555,151
6.05%, 12/01/2026	9,899,000	10,169,183
Kinder Morgan, Inc.
4.30%, 03/01/2028	13,371,000	13,096,480
MPLX LP
4.88%, 12/01/2024	4,595,000	4,577,841
ONEOK, Inc.
5.55%, 11/01/2026	16,687,000	16,969,185
Ovintiv, Inc.
5.65%, 05/15/2025	19,658,000	19,753,533
Phillips 66
3.85%, 04/09/2025	8,940,000	8,808,356
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/2024	1,274,000	1,254,830
4.65%, 10/15/2025	4,851,000	4,814,980
SA Global Sukuk Ltd.
0.95%, 06/17/2024 (A)	3,000,000	2,938,200
Williams Cos., Inc.
3.90%, 01/15/2025	990,000	977,095
4.55%, 06/24/2024	10,001,000	9,957,091
5.40%, 03/02/2026	10,898,000	11,009,773

		152,325,564

Passenger Airlines - 0.6%
Delta Air Lines Pass-Through Trust
3.20%, 10/25/2025	5,043,000	5,007,748
Southwest Airlines Co.
5.25%, 05/04/2025	13,145,000	13,156,166

		18,163,914

Personal Care Products - 0.6%
Haleon UK Capital PLC
3.13%, 03/24/2025	9,381,000	9,177,553
Kenvue, Inc.
5.50%, 03/22/2025	8,869,000	8,939,551

		18,117,104

Pharmaceuticals - 1.1%
AbbVie, Inc.
3.80%, 03/15/2025	21,046,000	20,772,649
Bayer US Finance II LLC
4.38%, 12/15/2028 (A)	9,737,000	9,227,808
Viatris, Inc.
1.65%, 06/22/2025	4,045,000	3,841,672

		33,842,129

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Professional Services - 0.2%
Equifax, Inc.
2.60%, 12/01/2024	$ 6,652,000	$ 6,504,187

Retail REITs - 0.3%
NNN REIT, Inc.
3.60%, 12/15/2026	7,606,000	7,322,355
Simon Property Group LP
3.50%, 09/01/2025	1,425,000	1,396,929
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.75%, 09/17/2024 (A)	1,340,000	1,318,899

		10,038,183

Semiconductors & Semiconductor Equipment - 0.6%
Microchip Technology, Inc.
0.97%, 02/15/2024	8,902,000	8,885,690
0.98%, 09/01/2024	8,324,000	8,102,358

		16,988,048

Software - 1.7%
Fiserv, Inc.
2.75%, 07/01/2024	10,943,000	10,815,030
3.20%, 07/01/2026	1,255,000	1,210,020
Infor, Inc.
1.75%, 07/15/2025 (A)	25,784,000	24,407,642
Oracle Corp.
2.50%, 04/01/2025	1,155,000	1,120,474
5.80%, 11/10/2025	14,901,000	15,124,617
Take-Two Interactive Software, Inc.
3.30%, 03/28/2024	579,000	576,803

		53,254,586

Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co.
5.25%, 07/01/2028	9,917,000	10,072,842

Textiles, Apparel & Luxury Goods - 0.3%
Tapestry, Inc.
7.00%, 11/27/2026	9,896,000	10,206,660

Tobacco - 1.0%
BAT Capital Corp.
2.79%, 09/06/2024	8,050,000	7,916,119
3.22%, 08/15/2024	7,458,000	7,363,001
Philip Morris International, Inc.
5.13%, 11/15/2024	15,000,000	14,988,181

		30,267,301

Transportation Infrastructure - 0.6%
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.35%, 01/12/2027 (A)	6,392,000	6,429,379
5.75%, 05/24/2026 (A)	10,910,000	11,013,652

		17,443,031

Wireless Telecommunication Services - 1.0%
Rogers Communications, Inc.
2.95%, 03/15/2025	18,227,000	17,772,337
T-Mobile USA, Inc.
2.25%, 02/15/2026	13,813,000	13,094,395

		30,866,732

Total Corporate Debt Securities (Cost $2,231,538,567)		2,220,868,703

Transamerica Funds	Page 6

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES - 10.3%
20 Times Square Trust
Series 2018-20TS, Class B,
3.20% (B), 05/15/2035 (A)	$ 3,000,000	$ 2,587,500
Series 2018-20TS, Class C,
3.20% (B), 05/15/2035 (A)	10,900,000	9,216,447
280 Park Avenue Mortgage Trust
Series 2017-280P, Class C,
1-Month Term SOFR + 1.55%, 6.89% (B), 09/15/2034 (A)	16,000,000	14,960,003
AOA Mortgage Trust
Series 2021-1177, Class C,
1-Month Term SOFR + 1.54%, 6.87% (B), 10/15/2038 (A)	9,300,000	7,808,639
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class D,
1-Month Term SOFR + 1.85%, 7.18% (B), 09/15/2032 (A)	2,000,000	1,977,500
BBCMS Mortgage Trust
Series 2018-TALL, Class C,
1-Month Term SOFR + 1.32%, 6.65% (B), 03/15/2037 (A)	6,015,000	5,264,655
Series 2018-TALL, Class E,
1-Month Term SOFR + 2.63%, 7.97% (B), 03/15/2037 (A)	7,000,000	5,249,998
BX Commercial Mortgage Trust
Series 2019-XL, Class D,
1-Month Term SOFR + 1.56%, 6.90% (B), 10/15/2036 (A)	10,200,000	10,161,004
Series 2020-VKNG, Class C,
1-Month Term SOFR + 1.51%, 6.85% (B), 10/15/2037 (A)	4,130,000	4,099,025
Series 2021-VOLT, Class C,
1-Month Term SOFR + 1.21%, 6.55% (B), 09/15/2036 (A)	4,400,000	4,322,635
BXP Trust
Series 2017-CQHP, Class D,
1-Month Term SOFR + 2.05%, 7.38% (B), 11/15/2034 (A)	11,825,000	9,288,480
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D,
1-Month Term SOFR + 2.05%, 7.38% (B), 12/15/2037 (A)	9,760,000	9,726,391
CGDB Commercial Mortgage Trust
Series 2019-MOB, Class D,
1-Month Term SOFR + 1.76%, 7.10% (B), 11/15/2036 (A)	2,210,000	2,087,586
CIM Trust
Series 2021-R6, Class A1,
1.43% (B), 07/25/2061 (A)	10,897,113	9,545,282
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	1,101,948	1,048,591
Series 2018-RP1, Class A1,
3.00% (B), 09/25/2064 (A)	2,225,378	2,144,304
CLNY Trust
Series 2019-IKPR, Class C,
1-Month Term SOFR + 1.79%, 7.14% (B), 11/15/2038 (A)	5,000,000	4,675,000

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CORE Mortgage Trust
Series 2019-CORE, Class C,
1-Month Term SOFR + 1.35%, 6.68% (B), 12/15/2031 (A)	$ 12,312,000	$ 11,819,475
CSMC Trust
Series 2021-RPL2, Class A1A,
1.11% (B), 01/25/2060 (A)	10,004,128	8,256,537
Series 2021-RPL3, Class A1,
2.00% (B), 01/25/2060 (A)	5,883,342	5,088,700
Series 2021-RPL6, Class A1,
2.00% (B), 10/25/2060 (A)	10,425,305	9,180,178
DBCG Mortgage Trust
Series 2017-BBG, Class B,
8.50% (B), 06/15/2034 (A)	12,500,000	12,499,985
Series 2017-BBG, Class C,
8.50% (B), 06/15/2034 (A)	2,500,000	2,500,000
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class D,
4.10% (B), 12/10/2036 (A)	15,000,000	14,579,445
Great Wolf Trust
Series 2019-WOLF, Class C,
1-Month Term SOFR + 1.95%, 7.28% (B), 12/15/2036 (A)	9,960,000	9,922,650
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-ACE, Class A,
3.29%, 01/10/2037 (A)	12,000,000	11,617,982
MetLife Securitization Trust
Series 2017-1A, Class A,
3.00% (B), 04/25/2055 (A)	3,696,733	3,471,826
MFA Trust
Series 2021-RPL1, Class A1,
1.13% (B), 07/25/2060 (A)	3,122,947	2,769,481
MHP Trust
Series 2021-STOR, Class C,
1-Month Term SOFR + 1.16%, 6.50% (B), 07/15/2038 (A)	3,000,000	2,949,375
Series 2021-STOR, Class D,
1-Month Term SOFR + 1.46%, 6.80% (B), 07/15/2038 (A)	5,000,000	4,909,375
Mill City Mortgage Loan Trust
Series 2017-3, Class A1,
2.75% (B), 01/25/2061 (A)	1,397,283	1,371,459
Morgan Stanley Capital I Trust
Series 2019-BPR, Class B,
1-Month Term SOFR + 2.69%, 8.05% (B), 05/15/2036 (A)	6,720,000	6,539,267
Series 2019-NUGS, Class B,
1-Month Term SOFR + 1.41%, 6.75% (B), 12/15/2036 (A)	7,000,000	3,373,381
Series 2019-NUGS, Class C,
1-Month Term SOFR + 1.61%, 6.95% (B), 12/15/2036 (A)	5,200,000	2,196,643
Mortgage Equity Conversion Asset Trust
Series 2010-1A, Class A,
4.00%, 07/25/2060 (A)	1,476,306	1,346,062
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (B), 01/25/2054 (A)	855,459	806,573
Series 2014-3A, Class AFX3,
3.75% (B), 11/25/2054 (A)	1,074,785	1,006,826
Series 2016-4A, Class A1,
3.75% (B), 11/25/2056 (A)	1,755,663	1,647,062
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	2,941,042	2,779,882

Transamerica Funds	Page 7

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2017-4A, Class A1,
4.00% (B), 05/25/2057 (A)	$ 1,715,041	$ 1,616,707
Series 2017-5A, Class A1,
1-Month Term SOFR + 1.61%, 6.95% (B), 06/25/2057 (A)	1,649,668	1,634,058
Series 2018-1A, Class A1A,
4.00% (B), 12/25/2057 (A)	1,954,982	1,856,717
Series 2018-2A, Class A1,
4.50% (B), 02/25/2058 (A)	2,811,802	2,722,655
Series 2018-RPL1, Class A1,
3.50% (B), 12/25/2057 (A)	1,768,660	1,691,309
Series 2019-2A, Class A1,
4.25% (B), 12/25/2057 (A)	3,525,190	3,386,856
Series 2019-3A, Class A1A,
3.75% (B), 11/25/2058 (A)	4,302,207	4,023,003
Series 2019-4A, Class A1B,
3.50% (B), 12/25/2058 (A)	4,698,242	4,335,547
Series 2019-5A, Class A1B,
3.50% (B), 08/25/2059 (A)	4,425,140	4,133,669
Series 2019-RPL2, Class A1,
3.25% (B), 02/25/2059 (A)	7,495,609	7,140,242
SFO Commercial Mortgage Trust
Series 2021-555, Class D,
1-Month Term SOFR + 2.51%, 7.85% (B), 05/15/2038 (A)	4,900,000	4,263,000
Towd Point Mortgage Trust
Series 2016-5, Class A1,
2.50% (B), 10/25/2056 (A)	239,117	237,373
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	935,465	920,445
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (A)	2,484,014	2,381,932
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	4,145,266	3,973,056
Series 2018-1, Class A1,
3.00% (B), 01/25/2058 (A)	2,031,925	1,977,631
Series 2018-2, Class A1,
3.25% (B), 03/25/2058 (A)	6,163,155	5,967,797
Series 2018-3, Class A1,
3.75% (B), 05/25/2058 (A)	2,849,499	2,747,154
Series 2018-4, Class A1,
3.00% (B), 06/25/2058 (A)	6,904,210	6,444,045
Series 2019-4, Class A1,
2.90% (B), 10/25/2059 (A)	4,293,687	4,047,089
Series 2020-4, Class A1,
1.75%, 10/25/2060 (A)	8,873,885	7,865,671
Series 2021-1, Class A1,
2.25% (B), 11/25/2061 (A)	8,028,738	7,387,375
Series 2023-1, Class A1,
3.75%, 01/25/2063 (A)	11,255,933	10,682,471

Total Mortgage-Backed Securities (Cost $348,288,075)		316,231,006

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.0% (D)
Federal Home Loan Mortgage Corp.
1-Year RFUCC Treasury + 1.77%, 6.02% (B), 08/01/2037	266,476	265,715
Seasoned Loans Structured Transaction
Series 2018-1, Class A1,
3.50%, 06/25/2028	450,794	431,514

Total U.S. Government Agency Obligations (Cost $720,807)		697,229

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 2.0%
U.S. Treasury - 2.0%
U.S. Treasury Notes
4.63%, 11/15/2026	$ 59,883,000	$ 60,781,245

Total U.S. Government Obligation (Cost $60,806,984)		60,781,245

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATION - 0.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K040, Class A2,
3.24% (F), 09/25/2024	25,000,000	24,666,643

Total Short-Term U.S. Government Agency Obligation (Cost $24,304,688)		24,666,643

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (F)	9,108,138	9,108,138

Total Other Investment Company (Cost $9,108,138)		9,108,138

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 2.50% (F), dated 01/31/2024, to be repurchased at $31,034,840 on 02/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 07/15/2026, and with a value of $31,653,403.	$ 31,032,685	31,032,685

Total Repurchase Agreement (Cost $31,032,685)		31,032,685

Total Investments (Cost $3,118,336,760)		3,076,276,568
Net Other Assets (Liabilities) - (0.4)%		(12,700,226)

Net Assets - 100.0%		$ 3,063,576,342

Transamerica Funds	Page 8

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	1,475	03/28/2024	$301,210,571	$303,342,969	$2,132,398	$—

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$412,890,919	$—	$412,890,919
Corporate Debt Securities	—	2,220,868,703	—	2,220,868,703
Mortgage-Backed Securities	—	316,231,006	—	316,231,006
U.S. Government Agency Obligations	—	697,229	—	697,229
U.S. Government Obligation	—	60,781,245	—	60,781,245
Short-Term U.S. Government Agency Obligation	—	24,666,643	—	24,666,643
Other Investment Company	9,108,138	—	—	9,108,138
Repurchase Agreement	—	31,032,685	—	31,032,685

Total Investments	$9,108,138	$3,067,168,430	$—	$3,076,276,568

Other Financial Instruments
Futures Contracts (H)	$2,132,398	$—	$—	$2,132,398

Total Other Financial Instruments	$2,132,398	$—	$—	$2,132,398

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the total value of 144A securities is $1,125,550,952, representing 36.7% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $8,924,305, collateralized by cash collateral of $9,108,138. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of January 31, 2024; the maturity date disclosed is the ultimate maturity date.
(F)	Rates disclosed reflect the yields at January 31, 2024.
(G)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate

Transamerica Funds	Page 9

Transamerica Short-Term Bond

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica Short-Term Bond (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Funds	Page 10

Transamerica Short-Term Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 11